Additional Financial Information - Balance Sheet Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities
Accounts payable	$ 7,232		$ 7,063
Accrued expenses	5,948		6,756
Accrued vacation, salaries and wages	6,268		4,521
Interest payable	1,570		1,409
Taxes payable	1,483		1,483
Total accounts payable and accrued liabilities	22,501		21,232
Other current liabilities
Dividends payable	2,512		2,429
Contract liability	4,207		4,050
Other	1,520		1,873
Total other current liabilities	$ 8,239	$ 7,811	$ 8,352